John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 96.2%		$305,079,947
(Cost $260,932,800)
Australia 2.1%		6,583,226
CSL, Ltd.	32,009	6,583,226
Brazil 3.1%		9,873,473
Magazine Luiza SA	444,100	5,786,387
Notre Dame Intermedica Participacoes SA	249,300	4,087,086
Canada 1.3%		4,264,886
CAE, Inc.	143,800	4,264,886
China 8.7%		27,469,549
Alibaba Group Holding, Ltd., ADR (A)	72,200	14,915,798
Kweichow Moutai Company, Ltd., Class A	16,556	2,433,952
Li Ning Company, Ltd.	1,475,000	4,307,559
Ping An Insurance Group Company of China, Ltd., H Shares	514,000	5,812,240
Denmark 0.7%		2,127,748
Coloplast A/S, B Shares	16,876	2,127,748
France 14.6%		46,398,693
Airbus SE	97,786	14,361,297
Dassault Systemes SE	38,885	6,731,555
L'Oreal SA	13,534	3,764,437
LVMH Moet Hennessy Louis Vuitton SE	28,024	12,203,712
Teleperformance	37,217	9,337,692
Germany 4.2%		13,185,971
adidas AG	4,742	1,499,019
Carl Zeiss Meditec AG, Bearer Shares	26,520	3,237,838
CTS Eventim AG & Company KGaA	54,827	3,409,363
Deutsche Boerse AG	24,198	3,927,916
Nemetschek SE	16,391	1,111,835
Hong Kong 1.4%		4,589,825
AIA Group, Ltd.	463,200	4,589,825
India 0.9%		2,732,256
HDFC Bank, Ltd., ADR	47,700	2,732,256
Indonesia 1.0%		3,234,665
Bank Rakyat Indonesia Persero Tbk PT	9,949,600	3,234,665
Ireland 1.8%		5,811,324
Experian PLC	166,954	5,811,324
Israel 4.5%		14,273,000
CyberArk Software, Ltd. (A)	61,000	8,432,030
Nice, Ltd., ADR (A)	33,900	5,840,970
Italy 2.4%		7,584,588
Davide Campari-Milano SpA	323,581	3,127,740
Ferrari NV	26,400	4,456,848
Japan 9.6%		30,556,429
Anritsu Corp. (B)	302,800	5,822,487
Keyence Corp.	25,700	8,639,236
Kobe Bussan Company, Ltd.	218,600	8,367,783
Sony Corp.	110,500	7,726,923
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Netherlands 7.7%		$24,402,339
Adyen NV (A)(C)	10,150	9,326,943
ASML Holding NV	42,286	11,867,067
Wolters Kluwer NV	42,697	3,208,329
New Zealand 1.8%		5,830,663
Xero, Ltd. (A)	103,440	5,830,663
South Korea 2.4%		7,517,717
SK Hynix, Inc.	98,805	7,517,717
Sweden 1.9%		6,136,938
Atlas Copco AB, A Shares	173,389	6,136,938
Switzerland 4.6%		14,421,167
Lonza Group AG (A)	6,447	2,647,718
Nestle SA	63,685	7,023,991
Straumann Holding AG	4,983	4,749,458
Taiwan 4.0%		12,713,658
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	235,700	12,713,658
United Kingdom 6.1%		19,265,328
AstraZeneca PLC	65,530	6,410,636
Lululemon Athletica, Inc. (A)	35,900	8,594,101
Rentokil Initial PLC	691,816	4,260,591
United States 11.4%		36,106,504
Adobe, Inc. (A)	31,400	11,025,793
Alphabet, Inc., Class A (A)	3,033	4,345,622
Microsoft Corp.	22,750	3,872,733

ServiceNow, Inc. (A)	18,500	6,257,255
Visa, Inc., Class A	53,300	10,605,101
Exchange-traded funds 3.0%		$9,486,919

(Cost $9,505,332)
iShares Core MSCI Total International Stock ETF	158,300	9,486,919
Participatory notes 0.4%		$1,161,405
(Cost $1,114,769)
Kweichow Moutai Company, Ltd., issued by HSBC Bank PLC, 12-04-24 (A)	7,900	1,161,405

	Yield (%)	Shares	Value
Short-term investments 1.9%			$6,229,566
(Cost $6,228,775)
Short-term funds 1.9%			6,229,566
John Hancock Collateral Trust (D)	1.6984(E)	622,471	6,229,566

Total investments (Cost $277,781,676) 101.5%	$321,957,837
Other assets and liabilities, net (1.5%)	(4,887,151)
Total net assets 100.0%	$317,070,686

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $5,931,242.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

(E)	The rate shown is the annualized seven-day yield as of 1-31-20.
The fund had the following sector composition as a percentage of net assets on 1-31-20:

Information technology	36.4%
Consumer discretionary	18.8%
Industrials	14.8%
Health care	9.5%
Financials	9.3%
Consumer staples	8.3%
Communication services	2.5%
Short-term investments and other	0.4%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$6,583,226	—	$6,583,226	—
Brazil	9,873,473	$9,873,473	—	—
Canada	4,264,886	4,264,886	—	—
China	27,469,549	14,915,798	12,553,751	—
Denmark	2,127,748	—	2,127,748	—
France	46,398,693	—	46,398,693	—
Germany	13,185,971	—	13,185,971	—
Hong Kong	4,589,825	—	4,589,825	—
India	2,732,256	2,732,256	—	—
Indonesia	3,234,665	—	3,234,665	—
Ireland	5,811,324	—	5,811,324	—
Israel	14,273,000	14,273,000	—	—
Italy	7,584,588	4,456,848	3,127,740	—
Japan	30,556,429	—	30,556,429	—
Netherlands	24,402,339	—	24,402,339	—
New Zealand	5,830,663	—	5,830,663	—
South Korea	7,517,717	—	7,517,717	—
Sweden	6,136,938	—	6,136,938	—
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	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$14,421,167	—	$14,421,167	—
Taiwan	12,713,658	$12,713,658	—	—
United Kingdom	19,265,328	8,594,101	10,671,227	—
United States	36,106,504	36,106,504	—	—
Exchange-traded funds	9,486,919	9,486,919	—	—
Participatory notes	1,161,405	—	1,161,405	—
Short-term investments	6,229,566	6,229,566	—	—
Total investments in securities	$321,957,837	$123,647,009	$198,310,828	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	622,471	$10,468,469	$5,867,053	$(10,106,617)	$(423)	$1,084	$74,026	—	$6,229,566
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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